Schedule of Investments(a)
January 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.58%
Aerospace & Defense–1.59%
Raytheon Technologies Corp.	543,079	$48,980,295
Agricultural & Farm Machinery–1.10%
Deere & Co.	90,342	34,004,729
Air Freight & Logistics–1.58%
United Parcel Service, Inc., Class B	241,665	48,867,080
Apparel Retail–1.07%
Ross Stores, Inc.	339,372	33,173,613
Automotive Retail–0.81%
Advance Auto Parts, Inc.	107,699	24,933,395
Cable & Satellite–1.90%
Comcast Corp., Class A	1,176,429	58,809,686
Construction Machinery & Heavy Trucks–0.73%
Caterpillar, Inc.	112,226	22,620,273
Consumer Finance–1.28%
American Express Co.	220,204	39,597,083
Data Processing & Outsourced Services–2.22%
Visa, Inc., Class A(b)	302,752	68,473,420
Distillers & Vintners–1.03%
Constellation Brands, Inc., Class A	134,267	31,921,979
Diversified Banks–2.58%
JPMorgan Chase & Co.	535,084	79,513,482
Electric Utilities–2.02%
American Electric Power Co., Inc.	323,015	29,200,556
NextEra Energy, Inc.	425,979	33,277,479
		62,478,035
Electrical Components & Equipment–0.78%
Regal Rexnord Corp.(b)	151,266	23,972,636
Electronic Manufacturing Services–0.87%
TE Connectivity Ltd.	187,433	26,804,793
Environmental & Facilities Services–1.12%
Republic Services, Inc.	271,544	34,665,307
Fertilizers & Agricultural Chemicals–0.83%
Mosaic Co. (The)	638,842	25,521,738
Financial Exchanges & Data–3.77%
CME Group, Inc., Class A	110,958	25,464,861
Intercontinental Exchange, Inc.	313,682	39,730,962
S&P Global, Inc.	123,190	51,150,952
		116,346,775
Food Distributors–0.98%
Sysco Corp.	387,371	30,273,044
Footwear–1.26%
NIKE, Inc., Class B	263,597	39,030,808
Shares		Value
Gas Utilities–0.95%
Atmos Energy Corp.	273,884	$29,365,842
General Merchandise Stores–1.08%
Dollar General Corp.	159,437	33,239,426
Health Care Equipment–2.80%
Abbott Laboratories	366,835	46,756,917
Stryker Corp.	159,451	39,551,820
		86,308,737
Health Care Supplies–1.03%
Cooper Cos., Inc. (The)	79,972	31,852,848
Home Improvement Retail–2.11%
Home Depot, Inc. (The)	177,762	65,235,099
Homebuilding–1.08%
D.R. Horton, Inc.	374,099	33,377,113
Hotels, Resorts & Cruise Lines–0.97%
Wyndham Hotels & Resorts, Inc.	357,553	30,016,574
Industrial Conglomerates–1.10%
Honeywell International, Inc.	165,523	33,846,143
Industrial Gases–0.99%
Air Products and Chemicals, Inc.	108,211	30,528,487
Industrial Machinery–1.49%
Otis Worldwide Corp.	293,696	25,090,449
Stanley Black & Decker, Inc.	119,683	20,902,636
		45,993,085
Industrial REITs–1.49%
Prologis, Inc.	293,321	45,998,599
Insurance Brokers–1.54%
Marsh & McLennan Cos., Inc.	309,014	47,476,911
Integrated Oil & Gas–1.96%
Chevron Corp.	461,468	60,604,592
Integrated Telecommunication Services–1.12%
Verizon Communications, Inc.	647,083	34,444,228
Interactive Home Entertainment–1.20%
Electronic Arts, Inc.	278,236	36,910,788
Internet & Direct Marketing Retail–1.02%
eBay, Inc.	526,052	31,599,944
Investment Banking & Brokerage–1.28%
Charles Schwab Corp. (The)	450,053	39,469,648
IT Consulting & Other Services–1.73%
Accenture PLC, Class A	151,075	53,417,098
Life Sciences Tools & Services–1.64%
Danaher Corp.	176,951	50,570,826
Managed Health Care–2.62%
UnitedHealth Group, Inc.	171,298	80,950,296

See accompanying notes which are an integral part of this schedule.
Invesco Rising Dividends Fund

Shares		Value
Office REITs–1.19%
Alexandria Real Estate Equities, Inc.	188,426	$36,712,922
Oil & Gas Equipment & Services–0.90%
Baker Hughes Co., Class A	1,008,762	27,680,429
Oil & Gas Exploration & Production–0.79%
Chesapeake Energy Corp.(b)	359,943	24,537,314
Packaged Foods & Meats–1.09%
Mondelez International, Inc., Class A	504,246	33,799,609
Pharmaceuticals–5.70%
AstraZeneca PLC, ADR (United Kingdom)	465,413	27,091,691
Eli Lilly and Co.	205,777	50,495,618
Johnson & Johnson	327,683	56,456,504
Zoetis, Inc.	210,317	42,019,233
		176,063,046
Property & Casualty Insurance–1.08%
Allstate Corp. (The)	277,312	33,463,239
Railroads–1.49%
Union Pacific Corp.	188,466	46,089,360
Regional Banks–1.28%
PNC Financial Services Group, Inc. (The)	191,096	39,363,865
Research & Consulting Services–0.96%
TransUnion	286,077	29,500,260
Restaurants–1.50%
McDonald’s Corp.	178,950	46,428,578
Semiconductor Equipment–2.42%
Applied Materials, Inc.	307,358	42,470,728
ASML Holding N.V., New York Shares (Netherlands)	47,758	32,341,718
		74,812,446
Semiconductors–3.84%
NVIDIA Corp.	123,511	30,242,904
QUALCOMM, Inc.	273,567	48,082,136
Texas Instruments, Inc.	223,664	40,145,451
		118,470,491
Soft Drinks–2.87%
Coca-Cola Co. (The)	652,237	39,792,980
Shares		Value
Soft Drinks–(continued)
PepsiCo, Inc.	281,412	$48,830,610
		88,623,590
Specialized REITs–1.67%
American Tower Corp.	204,539	51,441,559
Specialty Chemicals–0.66%
PPG Industries, Inc.	131,233	20,498,595
Systems Software–7.09%
Microsoft Corp.	703,601	218,805,839
Technology Hardware, Storage & Peripherals–8.33%
Apple, Inc.	1,471,928	257,263,576
Total Common Stocks & Other Equity Interests (Cost $1,870,540,550)		3,074,749,173
Money Market Funds–0.14%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	1,432,722	1,432,722
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(d)	1,316,568	1,316,700
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	1,637,397	1,637,397
Total Money Market Funds (Cost $4,386,950)		4,386,819
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.72% (Cost $1,874,927,500)		3,079,135,992
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.62%
Invesco Private Government Fund, 0.02%(c)(d)(e)	14,974,565	14,974,565
Invesco Private Prime Fund, 0.11%(c)(d)(e)	34,933,664	34,940,649
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $49,915,706)		49,915,214
TOTAL INVESTMENTS IN SECURITIES–101.34% (Cost $1,924,843,206)		3,129,051,206
OTHER ASSETS LESS LIABILITIES—(1.34)%		(41,317,213)
NET ASSETS–100.00%		$3,087,733,993
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Rising Dividends Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2022.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,150,599	$41,690,423	$(45,408,300)	$-	$-	$1,432,722	$314
Invesco Liquid Assets Portfolio, Institutional Class	3,973,053	29,778,873	(32,434,501)	(131)	(594)	1,316,700	127
Invesco Treasury Portfolio, Institutional Class	5,886,399	47,646,197	(51,895,199)	-	-	1,637,397	142
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	173,896,028	(158,921,463)	-	-	14,974,565	1,146*
Invesco Private Prime Fund	-	399,186,431	(364,245,087)	(492)	(203)	34,940,649	14,176*
Total	$15,010,051	$692,197,952	$(652,904,550)	$(623)	$(797)	$54,302,033	$15,905

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Rising Dividends Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,074,749,173	$—	$—	$3,074,749,173
Money Market Funds	4,386,819	49,915,214	—	54,302,033
Total Investments	$3,079,135,992	$49,915,214	$—	$3,129,051,206
Invesco Rising Dividends Fund